Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 499,120,000
Previously Paid Amount	0
Total Fee Amount	76,415.27
Total Offset Amount	0
Net Fee	$ 76,415.27